Post-employment Benefits - Plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefit plans
Minimum investment required (as a percent)	30.00%
Weighted average asset allocation (as a percent)	100.00%	100.00%
Fair value os plan assets held by the trust	$ 136,963	$ 152,367
Weighted average expected long-term rate of return of plan assets	7.02%	8.37%
Minimum
Post-employment benefit plans
Term for liquidity of mutual funds	1 day
Maximum
Post-employment benefit plans
Term for liquidity of mutual funds	1 month
Equity securities
Post-employment benefit plans
Target allocation (as a percent)	20.00%
Weighted average asset allocation (as a percent)	28.60%	29.10%
Fixed rate instruments
Post-employment benefit plans
Target allocation (as a percent)	80.00%
Weighted average asset allocation (as a percent)	71.40%	70.90%